PAGE 1
1996 Annual Report
IDS Global Growth Fund
(prospectus enclosed)

The goal of the IDS Global Growth Fund, a part of IDS Global Series, Inc., is long-term growth of capital. The Fund invests in a Portfolio comprised primarily of common stocks and securities convertible into common stocks of companies throughout the world.

(icon of) world globe

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors, Inc.

PAGE 2
(Icon of) world globe

It's a big world after all

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth offers investors the potential to prosper along with them.

PAGE 3
Contents

The purpose of this annual report is to tell investors how the Fund performed.

(Icon of) One open book inside of another.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                        4
From the portfolio manager                                4
Ten largest holdings                                      6
Making the most of the Fund                               7
Long-term performance                                     8
Independent auditors' report                              9
Financial statements                                     10
Notes to financial statements                            13
Investments in securities                                34
IDS mutual funds                                         43
Federal income tax information                           47

1996 prospectus

The Fund in brief                                        3p
  Goal                                                   3p
  Investment policies and risks                          3p
  Structure of the fund                                  4p
  Manager and distributor                                4p
  Portfolio manager                                      4p
  Alternative purchase arrangements                      5p

Sales charge and Fund expenses                           6p

Performance                                              8p
  Financial highlights                                   8p
  Total returns                                         10p

Investment policies and risks                           12p
  Facts about investments and their risks               12p
  Valuing Fund shares                                   16p

How to purchase, exchange or redeem shares              17p
  Alternative purchase arrangements                     17p
  How to purchase shares                                18p
  How to exchange shares                                22p
  How to redeem shares                                  22p
  Reductions and waivers of the sales charge            27p

Special shareholder services                            31p
  Services                                              31p
  Quick telephone reference                             31p

PAGE 4
Distributions and taxes                                 32p
  Dividend and capital gain distributions               32p
  Reinvestments                                         33p
  Taxes                                                 34p
  How to determine the correct TIN                      36p

How the Fund and Portfolio are organized                37p
  Shares                                                37p
  Voting rights                                         38p
  Shareholder meetings                                  38p
  Special considerations regarding
   master/feeder structure                              39p
  Board members and officers                            42p
  Investment manager                                    44p
  Administrator and transfer agents                     44p
  Distributor                                           45p

About American Express Financial Corporation            46p
  General information                                   46p

Appendix                                                47p
  Descriptions of derivative instruments                47p

PAGE 5
To our shareholders

(photo of) William R. Pearce
President of the Fund

(photo of) Richard Lazarchic
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many worldwide financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines--whether they're brief or long-lasting, moderate or substantial--are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them.

On May 13, 1996, the Fund began investing its assets in World Growth Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager

A repositioned Portfolio and particularly good returns from Latin American markets benefited IDS Global Growth Fund during the past fiscal year. For investors in Class A shares, the Fund's total return was 14.5% for the November 1995 through October 1996 period.

After many months of struggle, foreign markets appeared ready to rebound late in 1995. As it turned out, the imminent upturn coincided almost exactly with the beginning of the Fund's fiscal year. Although some foreign markets had already established forward momentum, the full force of the upswing began in November of 1995, and it continued largely without interruption through last spring.

"Emerging" markets rebound

That early advance was led by so-called "emerging" markets--those in either smaller or less-developed countries such as in Latin America (including Mexico, Argentina, Peru, Venezuela and Brazil) and Southeast Asia (including Singapore, Malaysia and Thailand). Among the larger, more established markets, Japan also managed a good performance, while Europe as a whole remained relatively unproductive.

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PAGE 6
Aside from the seemingly tireless Latin American markets, the positive performance could not be sustained during the summer and fall, however. Southeast Asia, in particular, lost ground, as did Japan, whose returns to U.S.-based investors were further reduced by a decline in the value of the yen versus the dollar. The Portfolio's holding among metal producers, both industrial metals and precious metals such as gold, were especially poor performers during that time.

A repositioned portfolio

There were considerable changes to the Portfolio that, for the most part, worked to the Fund's advantage over the 12 months. Prior to the beginning of the fiscal year, I substantially trimmed holdings in Europe, chiefly in France and Germany, and increased exposure to Southeast Asia, Latin America and Japan. In addition, I substantially increased holdings among U.S. stocks, which rose from about 5% of the Portfolio last spring to more than 20% by fall.

Beyond those changes, I broadened the scope of the Portfolio to include more stocks of companies in the consumer products and natural resource sectors. Lastly, regardless of industry, I also focused more on stocks of companies with consistent, above-average earnings growth, while avoiding those whose fortunes depend largely on the strength of their local economies.

Looking to the current fiscal year, the fundamentals appear to have improved in most regions of the world, with Latin American countries continuing to enjoy particularly strong economic growth. While I may increase the Portfolio's exposure to those markets, I intend to keep the portfolio broadly diversified, both by country and industry.

Richard Lazarchic

Class A
12-month perfomance
(All figures per share)
Net asset value (NAV)
__________________________
Oct. 31, 1996        $7.12
__________________________
Oct. 31, 1995        $6.37
__________________________
Increase             $0.75
__________________________

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PAGE 7
Distributions
Nov. 1, 1995-Oct. 31, 1996
__________________________
From income          $0.13
__________________________
From capital gains   $0.03
__________________________
Total distributions  $0.16
__________________________
Total return*       +14.5%**
__________________________

Class B
12-month performance
(All figures per share)
Net asset value (NAV)
__________________________
Oct. 31, 1996        $7.05
__________________________
Oct. 31, 1995        $6.34
__________________________
Increase             $0.71
__________________________

Distributions
Nov. 1, 1995-Oct. 31, 1996
__________________________
From income          $0.12
__________________________
From capital gains   $0.03
__________________________
Total distributions  $0.15
__________________________
Total return*       +13.6%**
__________________________

Class Y
12-month performance
(All figures per share)
Net asset value (NAV)
__________________________
Oct. 31, 1996        $7.13
__________________________
Oct. 31, 1995        $6.38
__________________________
Increase             $0.75
__________________________

PAGE 8
Distributions
Nov. 1, 1995-Oct. 31, 1996
__________________________
From income          $0.14
__________________________
From capital gains   $0.03
__________________________
Total distributions  $0.17
__________________________
Total return*       +14.7%**
__________________________

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings

World Growth Portfolio

The Portfolio's ten largest holdings

The ten holdings listed here make up 12.12% of the Portfolio's net assets

                                                              Percent                          Value
                                          (of Portfolio's net assets)          (as of Oct. 31, 1996)
Commonwealth Bank of Australia (Australia)                        1.74%                  $18,692,380
Principal activities are personal banking, business banking, institutional banking, funds management and development banking.

Republic of South Africa (South Africa)                           1.63                    17,487,115
2.64% 2005

Sun Intl (Bahamas)                                                1.32                    14,175,000
This company is an international resort and gaming company that develops and manages resort and casino properties. Sun Intl is also engaged in real estate and air transportation.

Renaissance Energy (Canada)                                       1.18                    12,685,144
This company is engaged in the acquisition of petroleum and natural gas rights and the exploration, development and production of oil and natural gas.

Cie Generale Dex Eaux (France)                                    1.14                    12,227,171
The parent company of a multinational, diversified group of
approximately 2,500 service companies catering to the needs of communities, public institutions and private businesses of all sizes.

Quimica Minera Chile (Chile)                                      1.07                    11,500,000
Through its subsidiaries the company is engaged in the production and sale of chemical products and concentrated minerals, including iodine, potassium, nitrates, sulfates and fertilizers.

Multi-Purpose Holdings (Malaysia)                                 1.05                    11,285,175
Principal activities include licensed four digit numbers forecast game, property development and investment, commercial banking, financial and general insurance, securities brokerage, manufacturing and trading, operation of hotels, manufacturing and marketing of chipboards, ownership and operation of ships for charter hire and cargo services and investment holding.

Ladbroke Group (United Kingdom)                                   1.05                    11,249,608
Operates hotels worldwide and retail gambling casinos in the
United Kingdom, Ireland, Belgium and the United States.

UCAR Intl (United States)                                         1.00                    10,759,375
Engaged in the development, manufacture and marketing of carbon graphite products for the steel, ferroalloys, aluminum, chemicals, aerospace and transportation industries.

Amer Group (Finland)                                               .94                    10,041,896
This company is involved in manufacturing and marketing of sporting goods, import and marketing of automobiles and publishing and printing import and export.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.
/TABLE

PAGE 10
Class A
12-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Oct. 31, 1996         $ 7.12
_____________________________
Oct. 31, 1995         $ 6.37
_____________________________
Increase              $ 0.75
_____________________________

Distributions
Nov. 1, 1995 - Oct. 31, 1996
_____________________________
From income           $ 0.13
____________________________
From capital gains    $ 0.03
____________________________
Total distributions   $ 0.16
____________________________
Total return*         +14.5%**
____________________________

Class B
12-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Oct. 31, 1996         $ 7.05
____________________________
Oct. 31, 1995         $ 6.34
____________________________
Increase              $ 0.71
____________________________

Distributions
Nov. 1, 1995 - Oct. 31, 1996
____________________________
From income           $ 0.12
____________________________
From capital gains    $ 0.03
____________________________
Total distributions   $ 0.15
____________________________
Total return*         +13.6%**
____________________________
PAGE 11
Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Oct. 31, 1996         $ 7.13
____________________________
Oct. 31, 1995         $ 6.38
____________________________
Increase              $ 0.75
____________________________

Distributions
Nov. 1, 1995 - Oct. 31, 1996
____________________________
From income           $ 0.14
____________________________
From capital gains    $ 0.03
____________________________
Total distributions   $ 0.17
____________________________
Total return*         +14.7%**
____________________________
  *The prospectus discusses the
    effect of sales charges, if any,
    on the various classes.
 **The total return is a
     hypothetical investment
     in the Fund with all
     distributions reinvested.

PAGE 12
Making the most of the Fund

Average annual total return
(as of Oct. 31, 1996)
__________________________________________________________________
                1 year           5 years           Since Inception

Class A*         8.76%           7.73%              6.37%

Class B**        9.62%             --%             11.68%

Class Y**       14.66%             --%             15.01%

*Inception date was May 29, 1990.
**Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging--a time tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month      Amount      Per-share        Number of shares purchased
           invested    market price
___________________________________________________________________
Jan        $100        $20              5.00
Feb         100         18              5.56
March       100         17              5.88
April       100         15              6.67
May         100         16              6.25
June        100         18              5.56
July        100         17              5.88
Aug         100         19              5.26
Sept        100         21              4.76
Oct         100         20              5.00

PAGE 13
(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to Sept.) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

PAGE 14
The Fund's long-term perfomance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Global Growth Fund

(graph illustrating the growth of $10,000 in the Fund)

                                            Lipper International
                                                      Fund Index
                                            $14,867
                                            Global Growth
                                            Fund Class A

                        EAFE Index
$9,500



6/1/90   '91    '92    '93   '94    '95     '96


Average annual total return
(as of Oct. 31, 1996)
__________________________________________________________________
                1 year           5 years           Since Inception

Class A*         8.76%           7.73%              6.37%

Class B**        9.62%             --%             11.68%

Class Y**       14.66%             --%             15.01%

PAGE 15
*Inception date was May 29, 1990.
**Inception date was March 20, 1995.

On the graph above you can see how the Fund's total retrun compared to two widely cited performance indexes, the EAFE and the Lipper International Fund Index. In comparing Global Growth Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes:
o  Holding period from 6/1/90 to 10/31/96
o  Returns do not reflect taxes payable on distributions.
o Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,348. Also see "Performance" in the Fund's current prospectus.

The Morgan Stanley Capital International EAFE Index (EAFE Index), compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurements index for portfolios of non-
North American Securities.

Lipper International Fund Index, published by Lipper Analytical
Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

PAGE 16
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.
PAGE 17
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

PAGE 18
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns
PAGE 19
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 20
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 21
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 22
Federal income tax information
IDS Global Growth Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form
1099-DIV, Dividends and Distributions, last January.
Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Global Growth Fund
Fiscal year ended Oct. 31, 1996
Class A
Income distribution
taxable as dividend income,
1.11% qualifying for deduction by corporations.

Payable date                       Per share
Dec. 29, 1995                      $0.12967

Capital gain distribution taxable as long-term capital gain.

Payable date                       Per share
Dec. 29, 1995                      $0.03073

Total distributions                $0.16040

Class B
Income distribution
taxable as dividend income,
1.11% qualifying for deduction by corporations.

Payable date                       Per share
Dec. 29, 1995                      $0.11675

Capital gain distribution taxable as long-term capital gain.

Payable date                       Per share
Dec. 29, 1995                      $0.03073

Total distributions                $0.14748

Class Y
Income distribution
taxable as dividend income,
1.11% qualifying for deduction by corporations.

Payable date                       Per share
Dec. 29, 1995                      $0.13859

Capital gain distribution taxable as long-term capital gain.

Payable date                       Per share
Dec. 29, 1995                      $0.03073

Total distributions                $0.16932
PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Mutual
IDS Tower 10
Minneapolis, MN  55440-0010
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PAGE 24
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.